Financial Derivative Contracts and Hedge Accounting - Gains or Losses on Hedge of Net Investment in Foreign Operations that have been Recognized in Other Comprehensive Income and Accumulated in Equity (Detail) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Beginning balance	$ 47,117	$ 16,159
Gains (losses) on hedge of net investment in foreign operation, before tax	80,722	(46,786)	$ (36,533)
Ending balances	26,824	47,117	16,159
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Beginning balance	(10,756)	21,657
Gains (losses) on hedge of net investment in foreign operation, before tax	80,722	(46,786)
Income tax relating to hedges of net investment in foreign operations	(21,795)	14,373
Ending balances	$ 48,171	$ (10,756)	$ 21,657